Description of Organization, Business Operations and Liquidity (Details Narrative) - USD ($)											12 Months Ended
	Dec. 20, 2024	Feb. 20, 2024	Dec. 28, 2023	Sep. 27, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	Aug. 16, 2022	Jan. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Mar. 31, 2024	Jan. 04, 2024	Sep. 26, 2023
Property, Plant and Equipment [Line Items]
Common stock, par value														$ 1	$ 1
Common stock, shares outstanding														1	1
Alphatime Acquisition Corp [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation											Sep. 15, 2021
Purchase additional	3,403,976							5,800
Common stock, par value										$ 0.0001	$ 0.0001	$ 0.0001
Private units							115,500
Issuance of private placement												$ 4,092,000
Underwriting discount							$ 1,500,000
Sale of equity					$ 70,242,000
Business acquisition percentage											50.00%
Per public share					$ 10.18		$ 2.00
Extension payment	$ 55,000	$ 55,000		$ 690,000							$ 55,000
Deposits	55,000		$ 55,000													$ 165,000
Cash											1,425	$ 15,054
Working capital											3,314,762
Loans payable											$ 1,262,500
Stock redeemed shares			2,160,774
Stock redeemed value	$ 38,852,320.60		$ 23,302,146
Temporary equity redemption price per share	$ 11.41		$ 10.78								$ 11.41	$ 10.73
Assets held in trust	$ 15,240,284		$ 51,712,221								$ 15,240,284	$ 74,062,199
Common stock, shares outstanding	3,469,450		6,873,426								2,134,200
Alphatime Acquisition Corp [Member] | Domestic Tax Jurisdiction [Member]
Property, Plant and Equipment [Line Items]
Excise tax									1.00%
Alphatime Acquisition Corp [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Notes payable																	$ 690,000
Alphatime Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Notes payable			$ 660,000														$ 690,000
Deposits			$ 385,000
Alphatime Acquisition Corp [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fair market value											90.00%
Alphatime Acquisition Corp [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Business combination											$ 5,000,001
interest payable											100,000
Alphatime Acquisition Corp [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Purchase additional										287,500
Price per unit						$ 2.00
Private units						17,325				287,500
Payments of stock issuance costs												$ 40,000	$ 160,000
Deferred underwriting commission											$ 200,000
Common stock, shares outstanding										1,725,000
Alphatime Acquisition Corp [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Purchase additional							6,000,000
Common stock, par value							$ 0.0001
Price per unit							$ 10.00				$ 10.00
Initial public offering							$ 60,000,000
Payments of stock issuance costs					$ 4,892,699
Underwriting discount					1,612,500
Deferred underwriting commission					2,415,000						$ 4,892,699
Other offering costs					$ 865,199
Per public share											$ 10.18
Business combination IPO description											The Company initially had 9 months (or up to 18 months, if we extend the time to complete a business combination) from January 4, 2023, the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”).
Alphatime Acquisition Corp [Member] | Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Purchase additional					900,000	900,000	900,000
Price per unit					$ 10.00	$ 10.00
Stock consideration received					$ 9,000,000
Private units						900,000
Underwriting discount					$ 112,500
Deferred underwriting commission							$ 2,415,000
Alphatime Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Price per unit							$ 10.00
Private units							370,500
Alphatime Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Property, Plant and Equipment [Line Items]
Purchase additional						409,200
Price per unit					$ 10.00		$ 10.00
Private units					38,700	38,700	370,500
Issuance of private placement					$ 387,000		$ 3,705,000
Per public share						$ 10.00